Share Capital (Schedule of Restricted Shares And Share Purchase Warrant Activities) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	20,962,002	21,659,002
Exercised		(225,000)
Expired	(1,445,000)	(1,245,000)
Outstanding - end of period	21,659,002	22,692,002
Weighted average exercise price outstanding at December 31, 2018 | $	$ 1.1	$ 0.98
Excercised | $		0.67
Expired | $	2.19	2.06
Weighted average exercise price outstanding at December 31, 2018 | $	$ 0.98	$ 0.91
RestrictedShareUnit (RSU) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	2,618,020	3,281,030
Issued	1,077,869	1,227,004
Forfeited	(8,896)
Vested	(405,963)	(1,160,127)
Outstanding - end of period	3,281,030	3,347,907
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	27,780,213	21,322,212
Issued		6,458,001
Exercised		(590,500)
Expired	(6,458,001)
Outstanding - end of period	21,322,212	27,189,713
Weighted average exercise price outstanding at December 31, 2018 | $	$ 0.95	$ 0.99
Issued | $
Excercised | $		1
Expired | $	(0.82)
Weighted average exercise price outstanding at December 31, 2018 | $	$ 0.99	$ 0.95